PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
7. PROPERTY AND EQUIPMENT
Property and equipment, net, consists of:

December 31,	2020	2019
Land	$741	$741
Buildings and improvements	80,877	81,938
Machinery, vehicles , and equipment	92,577	86,639
Computer hardware and software	62,776	56,227
Furniture and fixtures	19,077	18,049

	256,048	243,594
Accumulated depreciation and amortization	(157,823)	(145,071)

	$98,225	$98,523

Depreciation and amortization expense related to property and equipment included in selling, general and administrative expenses for the years ended December 31, 2020, 2019
,
and 2018, were $19,963, $18,808
,
and $16,747, respectively.